Summary of Significant Accounting Policies (Details Narrative)	1 Months Ended
Jun. 30, 2018
Short-term investments original maturity	3 months
Minimum [Member]
Finite-lived intangible asset, useful life	8 years
Maximum [Member]
Finite-lived intangible asset, useful life	10 years